Contractual Obligations and Commitments	12 Months Ended
Mar. 31, 2018
Contractual Obligations And Commitments Details Narrative
Contractual Obligations and Commitments
33	CONTRACTUAL OBLIGATIONS AND COMMITMENTS

Eros’ material contractual obligations are comprised of contracts related to content commitments.

Total
(in thousands)
As at March 31, 2018	$336,144

As at March 31, 2017	$250,997

The Group has provided certain stand-by letters of credit amounting to $53,904 (2017: $80,570) which are in the nature of performance guarantees issued while entering into film co-production contracts and are valid until funding obligations under these contracts are met. These guarantees, issued in connection with the aforementioned content commitments, and included in the table above have varying maturity dates and are expected to fall due within a period of one to three years.

In addition, the Group has issued financial guarantees amounting to $1,171 (2017: $2,192) in the ordinary course of business, and included in the table above, having varying maturity dates up to the next 12 months. The Group is only called upon to satisfy a guarantee when the guaranteed party fails to meet its obligations. The Group did not earn any fee to provide such guarantees. It does not anticipate any liability on these guarantees as it expects that most of these will expire unused.

Operating lease commitments are disclosed in Note 22.